Other current assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other current assets
23.	Other current assets

	31 December 2019	31 December 2018
Receivables from the Ministry of Transport and Infrastructure of Turkey	669,621	415,524
Prepaid expenses	135,881	79,149
VAT receivable	109,777	65,123
Receivables from tax office	99,882	83,392
Advances given to suppliers	90,454	92,715
Other advances given (Note 40)	65,263	—
Restricted cash	—	204,077
Other	156,126	151,532

	1,327,004	1,091,512

As at 31 December 2018, restricted cash amounting to TL 204,077 represents the deposits as guarantees in connection with the foreign currency loans utilized by Turkcell Finansman.